NOTE 4 - ACQUISITION - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($)	1 Months Ended
	Apr. 15, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Business Acquisitions, Purchase Price Allocation, Year of Acquisition, Net Effect on Income	$ 180,000
Cash	135,781
Other current assets	953
Property and equipment	34,075
Intangible asset	21,875
Total identifiable assets	192,684
Accounts payable	(100)
Total liabilities assumed	(100)
Net assets	192,584
Non-controlling interest	94,366
Total net assets	98,218
Goodwill	$ 81,782	$ 5,172,146	$ 1,537,742	$ 1,537,742